Segments - Geographic Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Information
Revenue	$ 67,535	$ 62,753	$ 61,860
Plant and Other Property - Net	5,894	5,726	5,492
Operating right-of-use assets—net	3,129	3,197	3,220
Geographic Concentration Risk | Revenue Benchmark | United States
Segment Information
Revenue	26,892	25,144	25,309
Geographic Concentration Risk | Revenue Benchmark | Other countries
Segment Information
Revenue	40,643	37,609	36,551
Geographic Concentration Risk | Property, Plant and Equipment | United States
Segment Information
Plant and Other Property - Net	4,097	4,009	3,466
Geographic Concentration Risk | Property, Plant and Equipment | Other countries
Segment Information
Plant and Other Property - Net	1,797	1,717	2,027
Geographic Concentration Risk | Operating Right-Of-Use Assets - Net | United States
Segment Information
Operating right-of-use assets—net	1,016	1,154	1,249
Geographic Concentration Risk | Operating Right-Of-Use Assets - Net | India
Segment Information
Operating right-of-use assets—net	428	365	218
Geographic Concentration Risk | Operating Right-Of-Use Assets - Net | Japan
Segment Information
Operating right-of-use assets—net	258	324	340
Geographic Concentration Risk | Operating Right-Of-Use Assets - Net | Other countries
Segment Information
Operating right-of-use assets—net	$ 1,426	$ 1,355	$ 1,413